Supplementary Balance Sheet Information (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Composition of Short-Term Investments

The following table sets forth the composition of short-term investments as of December 31, 2016.

			Unrealized
	Maturity in Years	Cost	Gains	Losses	Fair Value
Corporate debt securities	Less than 1 year	$14,165,915	$44	$(5,273)	$14,160,686
Commercial paper	Less than 1 year	1,195,444	—	—	1,195,444
U.S. treasury securities	Less than 1 year	8,625,728	330	(4,166)	8,621,892

Total investment		$23,987,087	$374	$(9,439)	$23,978,022

Components of Accrued Liabilities

Accrued liabilities consisted of the following:

	As of December 31,
	2017	2016
Accrued compensation	$618,128	$2,203,876
Accrued research agreements	135,139	736,199
Accrued professional fees	—	421,314
Other accrued liabilities	701,320	659,976

Total accrued liabilities	$1,454,587	$4,021,365